27. FINANCIAL INSTRUMENTS (Details Narrative) - CAD CAD / shares in Units, CAD in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2017	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk			CAD 630,000	CAD 876,300
Allowance for doubtful accounts			2,662	3,514		CAD 3,779
Borrowings before deferred financing costs			3,645,195	3,930,048
Short-term investments	[1]		CAD 90,673	CAD 324,720		CAD 214,026
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Discount rate cash flow projections			5.70%	5.50%
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net increase (loss) impact of 5 percent increase (decrease)			CAD 162,000	CAD 163,500
Other comprehensive income (loss) impact of 5 percent increase (decrease)			200
Interest rate floor [Member]
Disclosure of detailed information about financial instruments [line items]
Net income (loss) impact of 0.25 percent change in interest rates			CAD 6,500	CAD 5,900
Four Forward Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Payments for exchange rate contracts		CAD 7,000
Four Forward Foreign Exchange Contracts [Member] | British Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Proceeds from exchange rate contracts		CAD 4,200
North American [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding trade receivables			39.00%	38.00%
International customers [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding trade receivables			61.00%	62.00%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Forward foreign exchange rates from GBP to CAD				CAD 1.6501
Bottom of range [Member] | USD
Disclosure of detailed information about financial instruments [line items]
Discount rate used to discount Canadian dollar cash flows			1.56%	0.77%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Forward foreign exchange rates from GBP to CAD				CAD 1.6509
Top of range [Member] | USD
Disclosure of detailed information about financial instruments [line items]
Discount rate used to discount Canadian dollar cash flows			2.31%	2.15%
Term Loan B - Canadian Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Variable interest rate					CAD 1,800,000
Term Loan B - Canadian Facility [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates					1.72%
Term Loan B - Canadian Facility [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Fixed interest rates					2.04%

[1]	Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.